Borrowings - Schedule of Movement of Shareholder Loans (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movement of Shareholder Loans [Abstract]
Opening Shareholder Loan balance	$ 1,923,000	$ 1,463,650
Interest accrued post modification	634,149	459,350
Repayment during the year	(71,517)
Closing Shareholder Loan balance	$ 2,485,632	$ 1,923,000